Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Unrealized gain (loss) arising during period, tax	$ 46	$ 0	$ 0